Loans and borrowings (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of loans and borrowings

	As at June 30
(US dollars in thousands)	2025	2024	2023
Current liabilities
Debtor invoice financing	67	67	1,329
Lease liabilities	55	-	462
Shareholder loans	12,127	8,104	497
Chattel mortgage	-	-	89
Bank loan	-	-	7
Total	12,249	8,171	2,384

Non-current liabilities
Lease liabilities	140	-	1,843
Shareholder loan	16,800	20,915	28,111
Chattel mortgage	-	-	50
Total	16,940	20,915	30,004

Total	29,189	29,086	32,388

Schedule of obligations under lease liabilities

The obligations under lease liabilities are as follows:

	Minimum Lease Payments			Present Value of Minimum Lease Payments
	As at June 30			As at June 30
(US dollars in thousands)	2025	2024	2023	2025	2024	2023
Amounts payable under lease liabilities:
Less than one year	57	-	576	55	-	462
Later than one year but not more than five	146	-	2,223	140	-	1,843
	202	-	2,799	195	-	2,305
Future finance charges	(8)	-	(494)	-	-	-
Total lease obligations	195	-	2,305	195	-	2,305